Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2019
Interest Rate Swap Agreements
Derivative [Line Items]
Notional amount of derivatives	$ 350,000,000	$ 350,000,000	$ 350,000,000	$ 350,000,000